ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

January 27, 2023

VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
Ladies and Gentlemen:
Pursuant to Rule 485(a)(2) of the Securities Act of 1933, the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of the Trust to add a new series, Cboe Vest 1 Year Interest Rate Hedge ETF (the “Fund”), is Post-Effective Amendment No. 852 and Amendment No. 853 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
If you have any questions or require further information, please contact Isabella Zoller at (248) 881-7509 or isabella.zoller@usbank.com.

Sincerely,

/s/ Isabella K. Zoller
Isabella K. Zoller
Secretary